DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2023
Infrastructure systems and equipment | Minimum
Property and Equipment
Property and equipment useful lives	3 years
Infrastructure systems and equipment | Maximum
Property and Equipment
Property and equipment useful lives	10 years
Office furniture and equipment
Property and Equipment
Property and equipment useful lives	3 years
Buildings | Minimum
Property and Equipment
Property and equipment useful lives	10 years
Buildings | Maximum
Property and Equipment
Property and equipment useful lives	20 years
Land rights
Property and Equipment
Property and equipment useful lives	50 years
Leasehold improvements
Property and Equipment
Property and equipment useful lives	5 years
Other property and equipment | Minimum
Property and Equipment
Property and equipment useful lives	2 years
Other property and equipment | Maximum
Property and Equipment
Property and equipment useful lives	10 years
Automobiles | Minimum
Property and Equipment
Operating and finance lease useful lives	5 years
Automobiles | Maximum
Property and Equipment
Operating and finance lease useful lives	12 years